Management Risks - Summary of Breakdown of Indicators of Credit Quality (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 493,367	R$ 490,366
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Corporate loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 107,617	R$ 121,754
Small and medium businesses [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	59,453	58,935
Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	136,144	126,530
Individuals [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	190,153	183,147
Individuals [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,083	15,434
Individuals [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	66,650	59,022
Individuals [Member] | Personal loan [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	25,193	25,813
Individuals [Member] | Payroll loans [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	44,419	44,636
Individuals [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	39,808	38,242
Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 368,311	R$ 369,497
Percentage of loan operations and lease operations portfolio	74.70%	75.40%
Lower risk [Member] | Corporate loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 89,897	R$ 102,162
Lower risk [Member] | Small and medium businesses [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	43,536	40,534
Lower risk [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	107,754	104,689
Lower risk [Member] | Individuals [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	127,124	122,112
Lower risk [Member] | Individuals [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	10,492	11,378
Lower risk [Member] | Individuals [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	47,346	42,432
Lower risk [Member] | Individuals [Member] | Personal loan [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,332	6,414
Lower risk [Member] | Individuals [Member] | Payroll loans [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	26,189	26,624
Lower risk [Member] | Individuals [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	36,765	35,264
Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 76,685	R$ 69,787
Percentage of loan operations and lease operations portfolio	15.50%	14.20%
Satisfactory [Member] | Corporate loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 3,102	R$ 5,447
Satisfactory [Member] | Small and medium businesses [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	9,202	10,084
Satisfactory [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	21,224	15,346
Satisfactory [Member] | Individuals [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	43,157	38,910
Satisfactory [Member] | Individuals [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,689	2,911
Satisfactory [Member] | Individuals [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,362	11,212
Satisfactory [Member] | Individuals [Member] | Personal loan [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	7,303	6,298
Satisfactory [Member] | Individuals [Member] | Payroll loans [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	16,267	15,972
Satisfactory [Member] | Individuals [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,536	2,517
Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 18,354	R$ 20,765
Percentage of loan operations and lease operations portfolio	3.70%	4.20%
Higher Risk [Member] | Corporate loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 3	R$ 7
Higher Risk [Member] | Small and medium businesses [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	3,820	4,671
Higher Risk [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	4,501	4,725
Higher Risk [Member] | Individuals [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	10,030	11,362
Higher Risk [Member] | Individuals [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	426	554
Higher Risk [Member] | Individuals [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,521	1,866
Higher Risk [Member] | Individuals [Member] | Personal loan [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	7,500	8,264
Higher Risk [Member] | Individuals [Member] | Payroll loans [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	493	609
Higher Risk [Member] | Individuals [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	90	69
Impairment [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 30,017	R$ 30,317
Percentage of loan operations and lease operations portfolio	6.10%	6.20%
Impairment [Member] | Corporate loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 14,615	R$ 14,138
Impairment [Member] | Small and medium businesses [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,895	3,646
Impairment [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,665	1,770
Impairment [Member] | Individuals [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	9,842	10,763
Impairment [Member] | Individuals [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	476	591
Impairment [Member] | Individuals [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	3,421	3,512
Impairment [Member] | Individuals [Member] | Personal loan [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	4,058	4,837
Impairment [Member] | Individuals [Member] | Payroll loans [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,470	1,431
Impairment [Member] | Individuals [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 417	R$ 392